Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2013	December 31, 2012

2012 Credit Agreement	$2,832,312	$2,659,340
Senior Notes	4,730,687	4,743,442
Euro Notes	44,145	51,951
European Investment Bank Agreements	231,926	324,334
Accounts receivable facility	185,000	162,000
Capital lease obligations	13,772	15,618
Other	133,288	163,802
Long-term debt and capital lease obligations	8,171,130	8,120,487
Less current maturities	(514,118)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,657,012	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,657,012	$7,841,914

2006 Senior Credit Agreement Table
	Maximum Amount Available June 30, 2013		Balance Outstanding June 30, 2013

Revolving Credit USD	$600,000	$600,000	$101,512	$101,512
Revolving Credit EUR	€500,000	$654,000	€100,000	$130,800
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,854,000		$2,832,312

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340